UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Statement of comprehensive income [abstract]
Net income (loss)		$ 1,050	$ (43)	$ 887	$ (7)
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation		(275)	128	(62)	(22)
Net investment and cash flow hedges		141	1	221	55
Taxes on the above items		(25)	(2)	(28)	(6)
Reclassification to profit or loss		6	13	17	26
Total other comprehensive income (loss)		(153)	140	148	53
Items that will not be reclassified subsequently to profit or loss:
Taxes on revaluation of pension obligations		5	0	5	0
Total other comprehensive income (loss)		(148)	140	153	53
Comprehensive income (loss)		902	97	1,040	46
Attributable to:
Brookfield Business Partners	[1]	730	20	671	6
Non-controlling interests		$ 172	$ 77	$ 369	$ 40

[1]	Comprehensive income is attributable to Brookfield Business Partners both prior to the special distribution and subsequently as a result of the partnership holding all of the class C shares issued by the company. See Note 2(b) for further details.